                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02090

                              Van Kampen Bond Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 6/30

Date of reporting period: 9/30/05

Item 1.  Schedule of Investments.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN BOND FUND

PORTFOLIO OF INVESTMENTS SEPTEMBER 30, 2005 (UNAUDITED)

PAR
AMOUNT
(000)         DESCRIPTION                                           COUPON               MATURITY                  VALUE
              CORPORATE BONDS    73.0%
              AEROSPACE & DEFENSE    0.6%
      $  407  Raytheon Co.                                           4.500%              11/15/07           $           404,860
         875  Raytheon Co.                                           8.300               03/01/10                       993,704
                                                                                                            --------------------
                                                                                                                      1,398,564
                                                                                                            --------------------

              AUTOMOTIVE    4.4%
       1,280  DaimlerChrysler NA Holding Corp.                       8.500               01/18/31                     1,554,186
       2,730  Ford Motor Credit Co.                                  7.250               10/25/11                     2,594,371
       1,185  General Motors Acceptance Corp.                        6.875               09/15/11                     1,079,163
       2,635  General Motors Acceptance Corp.                        8.000               11/01/31                     2,306,550
       2,235  General Motors Corp.                                   8.375               07/15/33                     1,754,475
         355  Lear Corp.                                             8.110               05/15/09                       353,327
                                                                                                            --------------------
                                                                                                                      9,642,072
                                                                                                            --------------------

              BANKING    14.3%
       2,230  Bank of America Corp.                                  3.375               02/17/09                     2,144,767
       2,250  Bank of Scotland, 144A-Private
              Placement
              (United Kingdom) (a)                                   3.500               11/30/07                     2,200,984
       2,150  Citigroup, Inc.                                        5.625               08/27/12                     2,238,118
         545  Citigroup, Inc.                                        6.000               02/21/12                       579,883
       3,340  JPMorgan Chase & Co.                                   6.750               02/01/11                     3,618,215
       2,250  KeyCorp.                                               6.750               03/15/06                     2,272,523
       2,255  M & I Marshall & Ilsley Bank                           3.800               02/08/08                     2,217,899
         400  MBNA America Bank NA                                   7.125               11/15/12                       450,280
         920  MBNA Corp.                                             6.125               03/01/13                       983,010
       1,635  MBNA Corp. (Variable Rate Coupon)                      4.163               05/05/08                     1,649,658
       2,315  National City Bank                                     3.375               10/15/07                     2,276,687
       2,195  SunTrust Banks, Inc.                                   5.050               07/01/07                     2,211,533
       2,250  U.S. Bancorp                                           3.950               08/23/07                     2,227,203
       1,350  Wachovia Corp.                                         3.625               02/17/09                     1,308,176
         885  Wachovia Corp.                                         4.950               11/01/06                       889,155
         925  Washington Mutual Bank FA                              5.500               01/15/13                       946,072
         900  Washington Mutual, Inc.                                8.250               04/01/10                     1,010,929
       2,190  Wells Fargo & Co.                                      5.125               02/15/07                     2,203,466
                                                                                                            --------------------
                                                                                                                     31,428,558
                                                                                                            --------------------

              BROKERAGE    1.7%
         185  Goldman Sachs Group, Inc.                              5.250               10/15/13                       186,973
       2,000  Lehman Brothers Holdings, Inc.                         8.500               05/01/07                     2,113,352
         883  World Financial Prop.,
              144A-Private Placement (a)                             6.910               09/01/13                       937,483
         401  World Financial Prop.,
              144A-Private Placement (a)                             6.950               09/01/13                       426,291
                                                                                                            --------------------
                                                                                                                      3,664,099
                                                                                                            --------------------

              CHEMICALS    1.0%



         640  ICI Wilmington, Inc.                                   4.375               12/01/08                       629,658
       1,470  Sealed Air Corp., 144A-Private
              Placement (a)                                          5.625               07/15/13                     1,476,337
                                                                                                            --------------------
                                                                                                                      2,105,995
                                                                                                            --------------------

              CONSTRUCTION MACHINERY    0.9%
       2,045  Caterpillar Financial Services
              Corp., Ser F                                           3.625               11/15/07                     2,008,163
                                                                                                            --------------------

              CONSUMER PRODUCTS    0.7%
       1,495  Clorox Co. (Variable Rate Coupon)                      3.982               12/14/07                     1,498,288
                                                                                                            --------------------

              DIVERSIFIED MANUFACTURING    2.0%
       1,070  Brascan Corp. (Canada)                                 7.125               06/15/12                     1,186,167
       1,275  Cooper Industries, Inc.                                5.250               07/01/07                     1,287,012
       1,845  United Technologies Corp.                              4.375               05/01/10                     1,826,875
                                                                                                            --------------------
                                                                                                                      4,300,054
                                                                                                            --------------------

              ELECTRIC    8.1%
       1,250  Arizona Public Service Co.                             5.800               06/30/14                     1,311,583
         795  Arizona Public Service Co.                             6.750               11/15/06                       813,171
         805  Carolina Power & Light Co.                             6.800               08/15/07                       834,583
         735  CC Funding Trust I                                     6.900               02/16/07                       755,634
         625  Cincinnati Gas & Electric Co.                          5.700               09/15/12                       649,157
         865  Detroit Edison Co.                                     6.125               10/01/10                       914,955
         960  Duquesne Light Co., Ser O                              6.700               04/15/12                     1,048,643
         655  Entergy Gulf States, Inc.                              3.600               06/01/08                       629,318
       1,600  Entergy Gulf States, Inc.
              (Variable Rate Coupon)                                 4.270               12/01/09                     1,605,669
       1,660  Exelon Corp.                                           6.750               05/01/11                     1,781,432
       1,290  FPL Group Capital, Inc.                                3.250               04/11/06                     1,282,755
         255  Indianapolis Power & Light Co.,
              144A-Private Placement (a)                             6.300               07/01/13                       270,941
         545  Monongahela Power Co.                                  5.000               10/01/06                       546,245
       1,323  Niagara Mohawk Power Corp., Ser F                      7.625               10/01/05                     1,323,171
         875  NiSource Finance Corp.                                 7.625               11/15/05                       878,243
         900  NiSource Finance Corp. (Variable
              Rate Coupon)                                           4.393               11/23/09                       904,538
         650  Pacific Gas & Electric Co.                             6.050               03/01/34                       678,589
          80  PSE&G Energy Holdings, LLC                             7.750               04/16/07                        82,200
         650  PSE&G Energy Holdings, LLC                             8.625               02/15/08                       682,500
         255  TXU Corp., Ser J                                       6.375               06/15/06                       259,047
         560  Wisconsin Electric Power                               3.500               12/01/07                       547,023
                                                                                                            --------------------
                                                                                                                     17,799,397
                                                                                                            --------------------

              ENVIRONMENTAL & FACILITIES SERVICES    1.0%
       1,500  Waste Management, Inc.                                 7.000               10/15/06                     1,533,048
         550  Waste Management, Inc.                                 7.375               08/01/10                       605,428
                                                                                                            --------------------
                                                                                                                      2,138,476
                                                                                                            --------------------

              HEALTHCARE    5.3%
       3,205  Aetna, Inc.                                            7.375               03/01/06                     3,242,412
         600  AmerisourceBergen Corp., 144A -
              Private Placement (a)                                  5.625               09/15/12                       594,000
       1,425  Baxter Finco BV, 144A - Private
              Placement (Netherlands) (a)                            4.750               10/15/10                     1,416,243
         800  HCA, Inc.                                              6.300               10/01/12                       799,185
         285  HCA, Inc.                                              7.190               11/15/15                       295,943
         205  HCA, Inc.                                              7.875               02/01/11                       220,750



       1,835  Health Net, Inc.                                       9.875               04/15/11                     2,162,421
         620  Tenet Healthcare Corp.                                 7.375               02/01/13                       590,550
       1,130  UnitedHealth Group, Inc.                               5.200               01/17/07                     1,136,425
         650  Wellpoint, Inc.                                        3.750               12/14/07                       637,103
         590  Wellpoint, Inc.                                        4.250               12/15/09                       577,658
                                                                                                            --------------------
                                                                                                                     11,672,690
                                                                                                            --------------------

              INDEPENDENT ENERGY    0.3%
         285  Kerr-McGee Corp.                                       5.875               09/15/06                       289,411
         470  Kerr-McGee Corp.                                       6.625               10/15/07                       483,557
                                                                                                            --------------------
                                                                                                                        772,968
                                                                                                            --------------------

              INTEGRATED ENERGY    0.5%
         230  Consumers Energy Co., Ser B                            5.375               04/15/13                       232,863
         790  Consumers Energy Co., Ser F                            4.000               05/15/10                       760,338
         190  Consumers Energy Co., Ser H                            4.800               02/17/09                       189,587
                                                                                                            --------------------
                                                                                                                      1,182,788
                                                                                                            --------------------

              LIFE INSURANCE    3.1%
         315  AXA Financial, Inc.                                    6.500               04/01/08                       328,953
         475  John Hancock Financial Services,
              Inc.                                                   5.625               12/01/08                       488,524
       2,365  Marsh & McLennan Cos., Inc.                            5.875               08/01/33                     2,149,002
         105  Metlife, Inc.                                          6.125               12/01/11                       111,771
       1,030  Monumental Global Funding II,
              144A-Private Placement (a)                             3.850               03/03/08                     1,011,421
         585  Nationwide Financial Services, Inc.                    6.250               11/15/11                       627,596
         100  Prudential Holdings, LLC, 144A-
              Private Placement (a)                                  7.245               12/18/23                       119,947
       1,895  Xlliac Global Funding,
              144A-Private Placement (a)                             4.800               08/10/10                     1,884,778
                                                                                                            --------------------
                                                                                                                      6,721,992
                                                                                                            --------------------

              LODGING    0.9%
       1,325  Hyatt Equities, LLC, 144A-Private
              Placement (a)                                          6.875               06/15/07                     1,351,265
         375  Marriott International, Inc., Ser E                    7.000               01/15/08                       392,522
         185  Starwood Hotels & Resorts
              Worldwide, Inc.                                        7.375               05/01/07                       191,706
                                                                                                            --------------------
                                                                                                                      1,935,493
                                                                                                            --------------------

              MEDIA-CABLE    1.6%
       1,835  Comcast Cable Communications, Inc.                     6.750               01/30/11                     1,975,311
          90  Comcast Cable Communications, Inc.                     7.125               06/15/13                       100,301
         490  Comcast Cable Communications, Inc.                     8.375               05/01/07                       517,186
         935  Echostar DBS Corp.                                     6.375               10/01/11                       931,494
          35  Echostar DBS Corp.                                     6.625               10/01/14                        34,825
                                                                                                            --------------------
                                                                                                                      3,559,117
                                                                                                            --------------------

              MEDIA-NONCABLE    1.5%
         950  Interpublic Group of Cos., Inc.                        5.400               11/15/09                       893,000
       1,175  Knight-Ridder, Inc.                                    5.750               09/01/17                     1,164,402
         970  News America Holdings, Inc.                            8.875               04/26/23                     1,239,483
                                                                                                            --------------------
                                                                                                                      3,296,885
                                                                                                            --------------------

              NATURAL GAS DISTRIBUTORS    0.4%
         890  Sempra Energy                                          4.621               05/17/07                       888,483
                                                                                                            --------------------

              NATURAL GAS PIPELINES    1.7%
         765  Consolidated Natural Gas Co., Ser A                    5.000               12/01/14                       755,392



       1,065  Consolidated Natural Gas Co., Ser C                    6.250               11/01/11                     1,133,188
         945  Ras Laffan Liquefied Natural Gas
              Co., Ltd., 144A-Private Placement
              (Qatar) (a)                                            8.294               03/15/14                     1,108,369
         675  Texas Eastern Transmission Corp.                       7.000               07/15/32                       794,165
                                                                                                            --------------------
                                                                                                                      3,791,114
                                                                                                            --------------------

              NONCAPTIVE-CONSUMER FINANCE    4.9%
       1,000  American Express Co.                                   4.750               06/17/09                     1,003,357
         230  American General Finance Corp.                         4.625               05/15/09                       227,911
       2,000  American General Finance Corp.                         4.625               09/01/10                     1,974,388
       2,245  Countrywide Home Loans, Inc.                           3.250               05/21/08                     2,162,339
       1,555  HSBC Finance Corp.                                     6.750               05/15/11                     1,693,233
       1,000  HSBC Finance Corp.                                     7.875               03/01/07                     1,044,228
         150  HSBC Finance Corp.                                     8.000               07/15/10                       169,427
       1,230  Residential Capital
              Corp.,144A-Private Placement (a)                       6.375               06/30/10                     1,247,348
       1,330  SLM Corp.                                              5.000               10/01/13                     1,333,890
                                                                                                            --------------------
                                                                                                                     10,856,121
                                                                                                            --------------------

              NONCAPTIVE-DIVERSIFIED FINANCE
              2.6%
         415  CIT Group, Inc.                                        3.650               11/23/07                       406,804
         415  CIT Group, Inc.                                        7.375               04/02/07                       431,690
       2,100  General Electric Capital Corp.,
              Ser A                                                  4.750               09/15/14                     2,080,346
          90  General Electric Capital Corp.,
              Ser A                                                  5.875               02/15/12                        94,683
         415  General Electric Capital Corp.,
              Ser A                                                  6.750               03/15/32                       489,764
       2,240  Nationwide Building Society,
              144A-Private Placement (United
              Kingdom) (a)                                           4.250               02/01/10                     2,195,287
                                                                                                            --------------------
                                                                                                                      5,698,574
                                                                                                            --------------------

              OIL FIELD SERVICES    0.2%
         380  Panhandle Eastern Pipe Line Co.,
              Ser B                                                  2.750               03/15/07                       369,453
                                                                                                            --------------------

              PROPERTY & CASUALTY    3.9%
       1,195  AIG Sunamerica Global Financial,
              144A-Private Placement (a)                             6.300               05/10/11                     1,280,493
       1,545  Farmers Exchange Capital,
              144A-Private Placement (a)                             7.050               07/15/28                     1,599,764
       1,230  Farmers Insurance Exchange
              Surplus, 144A-Private Placement (a)                    8.625               05/01/24                     1,472,866
         125  Hartford Financial Services Group,
              Inc.                                                   2.375               06/01/06                       123,334
       1,800  Mantis Reef Ltd., 144A-Private
              Placement (Australia) (a)                              4.692               11/14/08                     1,775,543
       1,415  St. Paul Travelers Cos., Inc.                          5.010               08/16/07                     1,417,223
         890  Two-Rock Pass Through Trust,
              144A-Private Placement (Variable
              Rate Coupon) (Bermuda) (a)                             4.720               02/11/49                       884,758
                                                                                                            --------------------
                                                                                                                      8,553,981
                                                                                                            --------------------

              RAILROADS    2.0%
         653  Burlington Northern Santa Fe
              Railway Co.                                            4.575               01/15/21                       638,355
       1,000  CSX Corp.                                              6.750               03/15/11                     1,084,795
       2,600  Union Pacific Corp.                                    6.625               02/01/08                     2,709,356
                                                                                                            --------------------
                                                                                                                      4,432,506
                                                                                                            --------------------

              REAL ESTATE INVESTMENT TRUSTS    0.5%
         250  EOP Operating LP                                       4.750               03/15/14                       241,186
         850  Reckson Operating Partnership LP                       5.150               01/15/11                       844,639


                                                                                                            --------------------
                                                                                                                      1,085,825
                                                                                                            --------------------

              REFINING    0.1%
         250  Vintage Petroleum, Inc.                                7.875               05/15/11                       262,500
                                                                                                            --------------------

              RETAIL    2.5%
         270  CVS Corp.                                              3.875               11/01/07                       265,887
         250  CVS Corp.                                              5.625               03/15/06                       251,175
         500  Federated Department Stores, Inc.                      6.300               04/01/09                       521,627
       1,500  Federated Department Stores, Inc.                      6.625               09/01/08                     1,571,493
         705  J.C. Penny Co., Inc.                                   7.400               04/01/37                       765,806
         780  Limited Brands, Inc.                                   6.950               03/01/33                       761,748
       1,275  May Department Stores Co.                              5.950               11/01/08                     1,315,298
                                                                                                            --------------------
                                                                                                                      5,453,034
                                                                                                            --------------------

              TEXTILE    0.4%
         810  Mohawk Industries, Inc., Ser D                         7.200               04/15/12                       901,212
                                                                                                            --------------------

              TOBACCO    0.9%
         850  Altria Group, Inc.                                     7.000               11/04/13                       931,828
         890  Altria Group, Inc.                                     7.750               01/15/27                     1,040,703
                                                                                                            --------------------
                                                                                                                      1,972,531
                                                                                                            --------------------

              TRANSPORTATION SERVICES    0.7%
       1,000  FedEx Corp.                                            2.650               04/01/07                       972,173
         170  Hertz Corp.                                            7.400               03/01/11                       164,914
         515  Hertz Corp.                                            7.625               06/01/12                       495,084
                                                                                                            --------------------
                                                                                                                      1,632,171
                                                                                                            --------------------

              WIRELESS TELECOMMUNICATION
              SERVICES    0.4%
         745  New Cingular Wireless Services,
              Inc.                                                   7.875               03/01/11                       849,127
                                                                                                            --------------------

              WIRELINE COMMUNICATIONS    3.9%
       1,720  AT&T Corp.                                             9.750               11/15/31                     2,186,550
         970  Cox Communications, Inc.                               4.625               01/15/10                       949,326
       1,330  Deutsche Telekom International
              Finance BV (Netherlands)                               8.750               06/15/30                     1,722,242
       1,305  France Telecom SA (France)                             8.500               03/01/31                     1,754,255
         965  Sprint Capital Corp.                                   8.750               03/15/32                     1,297,949
         590  Verizon New England, Inc.                              6.500               09/15/11                       628,675
                                                                                                            --------------------
                                                                                                                      8,538,997
                                                                                                            --------------------

              TOTAL CORPORATE BONDS    73.0%                                                                        160,411,228
                                                                                                            --------------------

              UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
              19.9%
         300  United States Treasury Bills (b)                         *                 01/12/06                       297,140
       7,180  United States Treasury Bonds                           6.125               08/15/29                     8,743,617
       6,000  United States Treasury Bonds                           6.375               08/15/27                     7,437,192
      12,005  United States Treasury Bonds (STRIPS)                    *                 02/15/25                     4,873,094
       3,255  United States Treasury Bonds (STRIPS)                    *                 02/15/27                     1,208,845
      21,250  United States Treasury Notes                           4.250               08/15/13                    21,183,615
                                                                                                            --------------------

              TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS    19.9%                                             43,743,503
                                                                                                            --------------------



TOTAL LONG-TERM INVESTMENTS    92.9%
   (Cost $201,262,654)                                                                                              204,154,731

REPURCHASE AGREEMENT    6.6%

              State Street Bank & Trust Co.
              ($14,500,000 par collateralized by
              U.S. Government obligations in a
              pooled cash account, interest rate
              of 3.65%, dated 09/30/05, to be
              sold on 10/03/05 at $14,504,410)                                                                       14,500,000
                                                                                                            --------------------
                (Cost $14,500,000)

TOTAL INVESTMENTS    99.5%
   (Cost $215,762,654)                                                                                              218,654,731

OTHER ASSETS IN EXCESS OF LIABILITIES    0.5%                                                                         1,015,139
                                                                                                            --------------------

NET ASSETS    100.0%                                                                                               $219,669,870
                                                                                                            ====================


              Percentages are calculated as
              a percentage of net assets applicable
              to common shares.

*             Zero coupon bond

(a)           144A securities are those which are
              exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.

(b) All or a portion of this security has been physically segregated in connection with open futures contracts.

STRIPS     -  Separate Trading of Registered Interest &
              Principal of Securities.

Futures contracts outstanding as of September 30, 2005:


                                                                                                  UNREALIZED
                                                                                                 APPRECIATION/
                                                                 CONTRACTS                       DEPRECIATION
                                                           -----------------------------------------------------
LONG CONTRACTS:
   U.S. Treasury Notes 10-Year Futures December
   2005 (Current Notional Value of $109,922 per
   contract)                                                        140                          ($102,778)

SHORT CONTRACTS:
   U.S. Treasury Notes 5-Year Futures December
   2005 (Current Notional Value of $106,859 per
   contract)                                                         95                             86,672

   U.S. Treasury Notes 2-Year Futures December
   2005 (Current Notional Value of $205,891 per
   contract)                                                        155                            145,829

                                                           -----------------------------------------------------
                                                                    390                           $129,723
                                                           =====================================================


Item 2.  Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Bond Fund

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: November 21, 2005

By: /s/ Phillip G. Goff
    ---------------------
Name: Phillip G. Goff
Title: Principal Financial Officer
Date: November 21, 2005